Commitments and Contingencies	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Commitments and Contingencies
12.	COMMITMENTS AND CONTINGENCIES

On March 24, 2011, a manufacturing operation located in Corby, United Kingdom was damaged by a fire. All employees and contractors on site were safely evacuated with no injuries reported. The Company recorded expenses for inventory that was damaged and additional costs associated with transition activities and the associated insurance recoveries in the income statement line item property and casualty (gains)/losses within continuing operations. Given the inherent nature of property damage and insurance claims, expenses may be recognized in different periods than the associated insurance recoveries. During the three and nine month prior year period ended March 31, 2012, the company recorded property and casualty losses of $4.1 million and net insurance recoveries of $10.5 million , respectively. The Company has made appropriate provisions for cost of property damage and site decommissioning costs within its financial statements.

As has been previously disclosed with regard to the Company’s participation in a multi employer pension plan, the Company notified the plan trustees of its withdrawal from such plan in fiscal 2012. The withdrawal from the plan resulted in the recognition of liabilities associated with the Company’s long term obligations in both the prior and current year periods, which were primarily recorded as an expense within discontinued operations. The actuarial review process, which is administered by the plan trustees, is ongoing and we await final determination as to the company’s ultimate liability. The annual cash impact associated with our long term obligation approximates $1.2 million per year.

The Company, along with several pharmaceutical companies, is currently named as a defendant in fifty-eight civil lawsuits filed by individuals allegedly injured by their use of the prescription acne medication Amnesteem®, a branded generic form of isotretinoin, and in some instances of isotretinoin products made and/or sold by other firms as well. While it is not possible to determine with any degree of certainty the ultimate outcome of these legal proceedings, including making a determination of liability, the Company believes that it has meritorious defenses with respect to the claims asserted against it and intends to vigorously defend its position.

From time to time the Company may be involved in legal proceedings arising in the ordinary course of business, including, without limitation, inquiries and claims concerning environmental contamination as well as litigation and allegations in connection with acquisitions, product liability, manufacturing or packaging defects, and claims for reimbursement for the cost of lost or damaged active pharmaceutical ingredients, the cost of which could be significant. The Company intends to vigorously defend ourselves against such other litigation and does not currently believe it is reasonably possible that the outcome of any such legal proceeding will have a material adverse effect on the Company’s financial statements.

14. COMMITMENTS AND CONTINGENT LIABILITIES

The future minimum rental payments for operating leases having initial or remaining non-cancelable lease terms in excess of one year at June 30, 2012 are:

(in millions)	2013	2014	2015	2016	2017	Thereafter	Total
Minimum rental payments	$9.1	$5.4	$4.2	$2.4	$1.9	$3.7	$26.7

Rental expense relating to operating leases was approximately $13.1 million, $15.5 million and $16.9 million for the fiscal years ended June 30, 2012, June 30, 2011 and June 30, 2010, respectively. Sublease rental income was not material for any period presented herein.

Other Matters

On March 24, 2011, a Packaging Services manufacturing operation located in Corby, United Kingdom was damaged by a fire. All employees and contractors on site were safely evacuated with no injuries reported. The Company recorded expense for inventory that was damaged and additional costs associated with transition activities in the income statement line item Property and Casualty Losses within continuing operations. In the consolidated statement of cash flows, the insurance proceeds attributable to the property and equipment destroyed in the fire are reported in cash flows from investing activities. All other insurance proceeds received during fiscal year 2012 to date have been reported in cash flows from operating activities. In addition, approximately $3.8 million of business interruption insurance proceeds were recognized in gross margin in the year ended June 30, 2012 representing the amount recovered from our business interruption insurance related to lost profit. The Company has made appropriate provisions for cost of property damage and employee related severance costs. Future impairment charges, capital expenditures and non-recurring expenses may be required in subsequent periods as more information becomes available and the Company executes on its strategic plans and environmental obligations in response to the fire. While the Company is working diligently with its insurance providers, no determination has been made as to the total amount of the associated charges or timing of the receipt of insurance proceeds.

The Company, along with several pharmaceutical companies, is named as a defendant in one hundred thirty-nine pending civil lawsuits filed by individuals allegedly injured by their use of the prescription acne medication Amnesteem®, a branded generic form of isotretinoin, and in some instances of isotretinoin products made and/or sold by other firms as well. While it is not possible to determine with any degree of certainty the ultimate outcome of these legal proceedings, including making a determination of liability, the Company believes that it has meritorious defenses with respect to the claims asserted against it and intends to vigorously defend its position.

From time to time the Company may be involved in legal proceedings arising in the ordinary course of business, including, without limitation, inquiries and claims concerning environmental contamination as well as litigation and allegations in connection with acquisitions, product liability, manufacturing or packaging defects, and claims for reimbursement for the cost of lost or damaged active pharmaceutical ingredients, the cost of which could be significant. Based on advice of counsel and available information, including current status or stage of proceeding, and taking into account accruals for matters where we have established them, we currently believe that any liabilities ultimately resulting from these ordinary course claims and proceedings will not, individually or in the aggregate, have a material adverse effect on our consolidated financial position, results of operations or cash flows.